FEDERATED EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 4, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED EQUITY FUNDS (the “Trust”)

Federated MDT Mid Cap Growth Strategies Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2013, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 133 on February 26, 2013.

If you have any questions regarding this certification, please contact me at (412) 288-3810.

Very truly yours,

/s/ Alicia G. Powell

Alicia G. Powell

Assistant Secretary